Convertible Promissory Notes (Details) (USD $)	1 Months Ended
	May 31, 2012	Jul. 15, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 21, 2011	Dec. 31, 2010
Convertible promissory notes (Textual)
Convertible debt payable	$ 300,000		$ 2,837
Number of convertible notes issued	5
Convertible notes payable maturity period	12 months
Interest percentage payable on notes, Discription	6% based on a 360 day year.
Percentage rate on notes payable	6.00%
Convertible notes conversion price		$ 0.10		$ 3.22		$ 2.415